Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund
Goldman Sachs Rising Dividend Growth Fund—Summary
Investment Objective
The Goldman Sachs Rising Dividend Growth Fund (the “Fund”) seeks long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 43 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 86 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-119 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees<br/>(fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Rising Dividend Growth Fund		Class A	Class C	Institutional	Investor	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Rising Dividend Growth Fund		Class A	Class C	Institutional	Investor	Class R	Class R6
Management Fees		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%	none
Other Expenses	[1]	0.22%	0.47%	0.08%	0.22%	0.22%	0.07%
Service Fees		none	0.25%	none	none	none	none
All Other Expenses		0.22%	0.22%	0.08%	0.22%	0.22%	0.07%
Total Annual Fund Operating Expenses		1.19%	1.94%	0.80%	0.94%	1.44%	0.79%
Expense Limitation	[2]	(0.09%)	(0.09%)	(0.03%)	(0.09%)	(0.09%)	(0.03%)
Total Annual Fund Operating Expenses After Expense Limitation		1.10%	1.85%	0.77%	0.85%	1.35%	0.76%
[1]	The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Fund. These arrangements will remain in effect through at least February 28, 2020, and prior to such date the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Rising Dividend Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	656	899	1,160	1,906
Class C Shares	288	600	1,039	2,257
Institutional Shares	79	252	441	987
Investor Shares	87	291	511	1,146
Class R Shares	137	447	778	1,716
Class R6 Shares	78	249	436	975

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Class C Shares | USD ($)	188	600	1,039	2,257

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2018 was 101% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.

10/10 Equity Investments

The Investment Adviser’s Quantitative Investment Strategies (“QIS”) team manages the Fund’s equity investments, including investments that meet the 10/10 Test described below (the “10/10 Sleeve”). The Fund will generally invest in common and preferred stocks as well as real estate investment trusts (“REITs”) that have paid dividends over the previous 10 years or more and have increased their dividends per share by approximately 10% or more per year, on average, over a 10-year trailing period (the “10/10 Test”). For purposes of this determination, issuers must have increased dividends by 5% or more on a year-over-year basis for at least 5 distinct calendar years over the 10-year trailing period. Once a company’s stock is purchased by the Fund, if the stock’s average annual dividend growth rate declines below approximately 10% per year over a 10-year trailing period, or the company has more than one year-over-year decrease in dividends per share over a 10-year trailing period, the position will generally be sold. The QIS team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the stocks in which the Fund invests. The Fund may invest in stocks other than those generated by the QIS team’s proprietary models, at the discretion of the portfolio managers.

MLP Investments

Dividend Assets Capital, LLC (“DAC”) serves as sub-adviser to the Fund (the “Sub-Adviser”) and manages the Fund’s investments in master limited partnerships (“MLPs”) (the “MLP Sleeve”). The Fund may invest in MLPs irrespective of the 10/10 Test. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The MLP Sleeve will generally consist of 15% of the Fund’s Net Assets but will not exceed 20% of Net Assets measured at the time of purchase.

The Investment Adviser’s Global Portfolio Solutions (“GPS”) team will generally rebalance the Fund’s portfolio on at least a quarterly basis to allocate between the 10/10 Sleeve and the MLP Sleeve.

The Fund may also invest up to 20% of the Fund’s total assets in fixed income securities, other investment companies (including mutual funds and exchange-traded funds (“ETFs”)) or other equity investments with market capitalizations of less than $500 million.

The Fund’s benchmark is the S&P 500® Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Energy Sector Risk.  Many MLPs in which the Fund may invest operate oil, gas or petroleum facilities, or other facilities within the energy sector. Energy infrastructure companies are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.

Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves or other commodities may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s quantitative style and emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master Limited Partnership Risk. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Other Investments Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk.  REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax Risk.  MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP investment being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.
Performance
Effective February 27, 2012, the Rising Dividend Growth Fund, a series of Dividend Growth Trust (the “Predecessor Fund”), was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the Fund’s performance information shown below includes that of the Predecessor Fund for the period prior to February 27, 2012.

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ’09 +13.19% Worst Quarter Q4 ’18 –13.60%
AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2018
Average Annual Total Returns - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Rising Dividend Growth Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	[1]	(11.71%)	3.00%	9.69%	6.83%		Mar. 23, 2004
Class A Shares | Returns After Taxes on Distributions	[1]	(22.01%)	(0.60%)	7.67%	5.42%		Mar. 23, 2004
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.06%	2.51%	8.11%	5.73%		Mar. 23, 2004
Class A Shares | S&P 500® Index (reflects no deduction for fees or expenses)	[1]	(4.38%)	8.49%	13.11%	7.98%		Mar. 23, 2004
Class C Shares		(8.20%)	3.40%	9.62%	6.67%	[2]	Apr. 14, 2005
Class C Shares | S&P 500® Index (reflects no deduction for fees or expenses)		(4.38%)	8.49%	13.11%	7.99%		Apr. 14, 2005
Institutional Shares		(6.22%)	4.59%	10.77%	6.97%		Mar. 21, 2007
Institutional Shares | S&P 500® Index (reflects no deduction for fees or expenses)		(4.38%)	8.49%	13.11%	7.09%		Mar. 21, 2007
Investor Shares		(6.33%)	4.43%		7.54%		Feb. 27, 2012
Investor Shares | S&P 500® Index (reflects no deduction for fees or expenses)		(4.38%)	8.49%		11.56%		Feb. 27, 2012
Class R Shares		(6.84%)	3.90%		7.00%		Feb. 27, 2012
Class R Shares | S&P 500® Index (reflects no deduction for fees or expenses)		(4.38%)	8.49%		11.56%		Feb. 27, 2012
Class R6 Shares	[3]	(6.22%)	4.59%	10.77%	6.97%		Feb. 28, 2018
Class R6 Shares | S&P 500® Index (reflects no deduction for fees or expenses)	[3]	(4.38%)	8.49%	13.11%	7.09%		Feb. 28, 2018
[1]	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.
[2]	Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[3]	Class R6 Shares commenced operations on February 28, 2018. The performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.